Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Revenues:
Net advertising revenues	$ 191,819	[1]	1,190,158	[1]	863,737	[1]	610,160	[1]
Paid service revenues	72,156	[1]	447,702	[1]	560,738	[1]	500,844	[1]
Total revenues	263,975	[1]	1,637,860	[1]	1,424,475	[1]	1,111,004	[1]
Cost of revenues	(125,976)	[1]	(781,632)	[1]	(696,355)	[1]	(631,299)	[1]
Gross profit	137,999		856,228		728,120		479,705
Operating expenses:
Sales and marketing expenses	(53,312)	[1]	(330,777)	[1]	(273,399)	[1]	(197,038)	[1]
General and administrative expenses	(22,212)	[1]	(137,818)	[1]	(97,849)	[1]	(106,736)	[1]
Technology and product development expenses	(24,175)	[1]	(149,996)	[1]	(108,683)	[1]	(91,292)	[1]
Total operating expenses	(99,699)	[1]	(618,591)	[1]	(479,931)	[1]	(395,066)	[1]
Income from operations	38,300		237,637		248,189		84,639
Other income:
Interest income	7,500		46,535		32,775		32,869
Foreign currency exchange gain/(loss)	(977)		(6,059)		19,687		1,897
Gain on disposition of subsidiaries and acquisition of equity investments	4,780		29,660		0		0
Loss from equity investments	(2,988)		(18,538)		0		0
Others, net	3,427		21,261		14,960		4,931
Income before tax	50,042		310,496		315,611		124,336
Income tax expense	(7,797)		(48,377)		(37,588)		(16,977)
Net income	42,245		262,119		278,023		107,359
Net loss attributable to noncontrolling interests	157		972		1,531		0
Net income attributable to Phoenix New Media Limited	42,402		263,091		279,554		107,359
Net income	42,245		262,119		278,023		107,359
Other comprehensive income, net of tax: fair value remeasurement for available-for-sale investment	6,492		40,283
Other comprehensive income/(loss), net of tax: foreign currency translation adjustment	726		4,503		(23,179)		(1,979)
Comprehensive income	49,463		306,905		254,844		105,380
Comprehensive loss attributable to noncontrolling interests	157		972		1,531		0
Comprehensive income attributable to Phoenix New Media Limited	49,620		307,877		256,375		105,380
Net income attributable to Phoenix New Media Limited	$ 42,402		263,091		279,554		107,359

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2012 2013 2014 2014 RMB RMB RMB US$ Net advertising revenues 35,438 45,127 55,565 8,956 Paid service revenues 429,125 413,407 291,610 46,999 Cost of revenues (67,481) (76,491) (45,917) (7,401) Sales and marketing expenses (916) (1,040) (1,246) (201) General and administrative expenses (646) (404) (354) (57)